Financial risk management - Fair Value measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 131,041,271	₩ 123,041,430
Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	34,262	63,112
Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,683,344	2,016,801
Financial assets at fair value through profit or loss
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	60,686,153	57,011,490
Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	58,227,147	55,086,692
Financial assets at fair value through profit or loss | Gold and silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	83,691	188,339
Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,375,315	1,736,459
Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	3,799,189	5,633,915
Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	3,574,126	5,157,412
Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	225,063	476,503
Securities at fair value through other comprehensive income
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	64,838,323	58,316,112
Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	63,806,919	57,409,433
Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,031,404	906,679
Level 1
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	33,497,763	25,724,740
Level 1 | Financial assets at fair value through profit or loss
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	8,276,513	7,911,608
Level 1 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	7,250,389	7,029,453
Level 1 | Financial assets at fair value through profit or loss | Gold and silver deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	83,691	188,339
Level 1 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	942,433	693,816
Level 1 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	11,542	125,339
Level 1 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	11,542	125,339
Level 1 | Securities at fair value through other comprehensive income
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	25,209,708	17,687,793
Level 1 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	24,951,761	17,515,390
Level 1 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	257,947	172,403
Level 2
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	83,457,029	85,263,917
Level 2 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	790,510	708,111
Level 2 | Financial assets at fair value through profit or loss
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	40,504,108	39,545,969
Level 2 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	40,396,692	39,335,739
Level 2 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	107,416	210,230
Level 2 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	3,259,028	5,098,926
Level 2 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	3,033,965	4,623,218
Level 2 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	225,063	475,708
Level 2 | Securities at fair value through other comprehensive income
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	38,903,383	39,910,911
Level 2 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	38,855,158	39,861,238
Level 2 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	48,225	49,673
Level 3
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	14,086,479	12,052,773
Level 3 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	34,262	63,112
Level 3 | Loans at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	892,834	1,308,690
Level 3 | Financial assets at fair value through profit or loss
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	11,905,532	9,553,913
Level 3 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	10,580,066	8,721,500
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,325,466	832,413
Level 3 | Derivative assets
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	528,619	409,650
Level 3 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	528,619	408,855
Level 3 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		795
Level 3 | Securities at fair value through other comprehensive income
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	725,232	717,408
Level 3 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value		32,805
Level 3 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 725,232	₩ 684,603